Expense Example	Jun. 13, 2025 USD ($)
Cloverpoint Core Alpha US ETF | Cloverpoint Core Alpha US ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Cloverpoint Core Alpha International ETF | Cloverpoint Core Alpha International ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Cloverpoint Core Alpha Global ETF | Cloverpoint Core Alpha Global ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Cloverpoint Core Alpha Power Evolution ETF | Cloverpoint Core Alpha Power Evolution ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 160